Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net revenue	$ 63,932	$ 234,128	$ 184,640	$ 393,509	$ 767,527	$ 539,511
Cost of revenue	8,923	109,443	43,321	174,895	183,528	156,823
Gross margin	55,009	124,685	141,319	218,614	583,999	382,688
Operating expenses
Compensation	309,823	277,300	647,265	481,905	917,586	691,327
Consulting fees	405,889	138,512	515,007	180,752	1,176,968	442,051
Share based payments	17,725	86,916	66,174	103,459	820,652	720,865
General and administrative	338,020	226,806	547,857	377,474	519,836	774,455
Total operating expenses	1,071,457	729,534	1,776,303	1,143,590	3,435,042	2,628,698
Loss from operations	(1,016,448)	(604,849)	(1,634,984)	(924,976)	(2,851,043)	(2,246,010)
Other income (expenses)
Interest expense	(4,380,434)	(29,045)	(4,413,588)	(56,942)	(488,725)	(41,125)
Other income (expenses), net	(4,380,434)	(29,045)	(4,413,588)	(56,942)	(488,725)	(41,125)
Loss before income tax provision	(5,396,882)	(633,894)	(6,048,572)	(981,918)	(3,339,768)	(2,287,135)
Income tax provision
Net loss	$ (5,396,882)	$ (633,894)	$ (6,048,572)	$ (981,918)	$ (3,339,768)	$ (2,287,135)
Per-share data
Basic and diluted loss per share	$ (0.17)	$ (0.02)	$ (0.20)	$ (0.04)
Weighted average number of common shares outstanding	31,682,537	27,000,000	29,879,099	27,000,000